Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen- sation Table Total for PEO (Stephen McMillan) ($)	Compen- sation Actually Paid to PEO(1) (Stephen McMillan) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs ($)	Average compen- sation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)(6) ($)	Company- Selected Measure (Total Public Cloud ARR in millions)(7) ($)
					Company Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)

2025	16,062,525	6,882,452	5,597,474	5,692,233	136	258	130	701

2024	17,418,309	6,943,270	5,267,915	2,307,880	139	208	114	609

2023	14,732,749	19,889,549	4,331,385	5,759,776	194	153	62	528

2022	15,035,353	10,958,172	4,123,973	2,642,464	150	97	33	357

2021	11,570,638	19,339,239	6,081,512	8,485,757	189	135	147	202

Company Selected Measure Name	Public Cloud ARR
Named Executive Officers, Footnote	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts for all other named executive officers were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for 2025. The non-CEO named executive officers included in the average for each year are as follows:
a)2025: John Ederer, Sumeet Arora, Scot Rogers, Charles Smotherman (Former Interim CFO), Claire Bramley (Former CFO)
b)2024: Richard Petley, Michael Hutchinson, Claire Bramley (Former CFO), Hillary Ashton (Former Chief Product Officer)
c)2022 and 2023: Claire Bramley (Former CFO), Hillary Ashton (Former Chief Product Officer), Todd Cione (Former Chief Revenue Officer), and Margaret Treese (Former Chief Legal Officer)
	d)2021: Claire Bramley (Former CFO), Mark Culhane (Former CFO), Hillary Ashton (Former Chief Product Officer), Todd Cione (Former Chief Revenue Officer), and Kathleen Cullen-Cote (Former Chief Human Resources Officer)
Peer Group Issuers, Footnote	Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Information Technology Index on December 31, 2020, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 16,062,525	$ 17,418,309	$ 14,732,749	$ 15,035,353	$ 11,570,638
PEO Actually Paid Compensation Amount	$ 6,882,452	6,943,270	19,889,549	10,958,172	19,339,239
Adjustment To PEO Compensation, Footnote	Securities and Exchange Commission rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. None of our named executive officers participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

CEO: Stephen McMillan
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Adjustments for Stock Awards ($)	CAP ($)

2025	16,062,525	(14,031,478)	4,851,405	6,882,452

CEO: Adjustments (S. McMillan)
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value from the Prior Fiscal Year End to the Covered Fiscal Year End for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value from the Prior Fiscal Year End to the Vesting Date of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value as of the Vesting Date of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Fair Value as of the End of the Prior Fiscal Year for Stock Awards that Failed to Vest ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total(3) ($)

2025	13,750,070	(7,236,484)	(1,662,181)	—	—	—	4,851,405

Non-PEO NEO Average Total Compensation Amount	$ 5,597,474	5,267,915	4,331,385	4,123,973	6,081,512
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,692,233	2,307,880	5,759,776	2,642,464	8,485,757
Adjustment to Non-PEO NEO Compensation Footnote	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts for all other named executive officers were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for 2025. The non-CEO named executive officers included in the average for each year are as follows:
a)2025: John Ederer, Sumeet Arora, Scot Rogers, Charles Smotherman (Former Interim CFO), Claire Bramley (Former CFO)
b)2024: Richard Petley, Michael Hutchinson, Claire Bramley (Former CFO), Hillary Ashton (Former Chief Product Officer)
c)2022 and 2023: Claire Bramley (Former CFO), Hillary Ashton (Former Chief Product Officer), Todd Cione (Former Chief Revenue Officer), and Margaret Treese (Former Chief Legal Officer)
d)2021: Claire Bramley (Former CFO), Mark Culhane (Former CFO), Hillary Ashton (Former Chief Product Officer), Todd Cione (Former Chief Revenue Officer), and Kathleen Cullen-Cote (Former Chief Human Resources Officer)

Other Named Executive Officers
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted as Disclosed in the SCT ($)	Add Adjustments for Stock Awards ($)	CAP ($)

2025	5,597,474	(4,925,588)	5,020,347	5,692,233

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value from the Prior Fiscal Year End to the Covered Fiscal Year End for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value from the Prior Fiscal Year End to the Vesting Date of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value as of the Vesting Date of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Fair Value as of the End of the Prior Fiscal Year for Stock Awards that Failed to Vest ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Adjustment(3) ($)

2025	5,412,388	(116,731)	(160,098)	548,848	(664,060)	—	5,020,347

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Public Cloud ARR
Total Shareholder Return Vs Peer Group	TSR: Teradata vs. Peer Group
Tabular List, Table	Following is a list of the most important financial measures used by Teradata to link CAP to performance for the most recently completed fiscal year:

Public Cloud ARR
Total ARR Growth
Non-GAAP Operating Margin
Free Cash Flow

Total Shareholder Return Amount	$ 136	139	194	150	189
Peer Group Total Shareholder Return Amount	258	208	153	97	135
Net Income (Loss)	$ 130,000,000	$ 114,000,000	$ 62,000,000	$ 33,000,000	$ 147,000,000
Company Selected Measure Amount	701,000,000	609,000,000	528,000,000	357,000,000	202,000,000
PEO Name	Stephen McMillan	Stephen McMillan	Stephen McMillan	Stephen McMillan	Stephen McMillan
Additional 402(v) Disclosure
The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, which require that we, among other things, report the amount of “compensation actually paid” ("CAP") to our named executive officers for the last five fiscal years and compare those amounts to certain mandated performance metrics. The CAP to our named executive officers is calculated in accordance with applicable SEC rules and does not reflect the actual amount of compensation earned by or paid to our named executive officers during each covered fiscal year.
Please refer to the Compensation Discussion and Analysis section of this proxy statement for details regarding how the Compensation and People Committee links the compensation paid to our named executive officers to our corporate performance.
	The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and the probable level of achievement of the performance goals as of the end of each year.Teradata shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2020, assuming reinvestment of all dividends. Teradata TSR reflected in the table above may not be indicative of future performance.Reflects net income, as reported in our Form 10-K for the applicable year. Public Cloud ARR was the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance in fiscal 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Public Cloud ARR
Measure:: 2
Pay vs Performance Disclosure
Name	Total ARR Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,031,478)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,851,405
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,750,070
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,236,484)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,662,181)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,925,588)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,020,347
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,412,388
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,731)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,848
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,098)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(664,060)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0